TAXATION - Reconciliation of the beginning and ending amount of unrecognized tax benefits excluding the penalty and interest (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
TAXATION
Balance at the beginning of year	¥ 81,901	$ 11,875	¥ 65,093
Changes based on tax positions related to the current year	322	47	19,766
Additions related to prior year tax position	1,072	155	8,692
Decreases related to prior year tax position	(6,617)	(959)	(7,580)
Decrease related to disposal of CMSI	(7,861)	(1,140)
Decreases relating to expiration of applicable statute of limitation	(3,572)	(518)	(3,322)
Foreign currency translation	1,927	279	(748)
Balance at the end of year	¥ 67,172	$ 9,739	¥ 81,901